Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
At December 31, 2016, the Bank held an amortized cost and fair value of $107.9 million and $109.2 million, respectively, in GNMA mortgage-backed securities compared to an amortized cost and fair value of $116.8 million and $118.5 million, respectively, at December 31, 2015. Also included in mortgage-backed securities in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2016 the Bank held an amortized cost and fair value of $20.0 million and $19.7 million, respectively, in private label CMO mortgage-backed securities, compared to both an amortized cost and fair value of $3.8 million at December 31, 2015.

Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$998,001	$—	$1	$998,000
Small Business Administration (“SBA”) Bonds	101,280,921	909,361	284,223	101,906,059
Tax Exempt Municipal Bonds	72,248,915	1,185,753	1,899,519	71,535,149
Taxable Municipal Bonds	2,021,192	—	30,062	1,991,130
Mortgage-Backed Securities	183,657,697	2,575,616	972,222	185,261,091
Equity Securities	250,438	117,562	—	368,000
	$360,457,164	$4,788,292	$3,186,027	$362,059,429

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,000,000	$—	$67,912	$1,932,088
Federal Farm Credit Bank ("FFCB") Securities	2,000,000	—	12,064	1,987,936
Federal National Mortgage Association ("FNMA") Bonds	997,564	6,767	—	1,004,331
SBA Bonds	110,195,113	1,415,464	193,795	111,416,782
Tax Exempt Municipal Bonds	73,499,636	2,770,115	204,132	76,065,619
Mortgage-Backed Securities	180,197,347	3,281,116	681,251	182,797,212
Equity Securities	250,438	59,464	—	309,902
	$369,140,098	$7,532,926	$1,159,154	$375,513,870

The FHLB, FFCB, FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government sponsored enterprises ("GSEs") and the securities and bonds issued by GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are Government National Mortgage Association ("GNMA") mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2016, the Bank held an amortized cost and fair value of $107.9 million and $109.2 million, respectively, in GNMA mortgage-backed securities compared to an amortized cost and fair value of $116.8 million and $118.5 million, respectively, at December 31, 2015. Also included in mortgage-backed securities in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2016 the Bank held an amortized cost and fair value of $20.0 million and $19.7 million, respectively, in private label CMO mortgage-backed securities, compared to both an amortized cost and fair value of $3.8 million at December 31, 2015.

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2016 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since mortgage-backed securities are not due at a single maturity date, they are disclosed separately, rather than allocated over the the maturity groupings below.

	Amortized Cost	Fair Value
Due in less than one year	$693,253	$697,840
Due in one year to five years	16,133,816	16,320,055
Due in five to ten years	42,077,103	42,417,193
Due in ten years or more	117,895,295	117,363,250
Mortgage-Backed Securities	183,657,697	185,261,091
	$360,457,164	$362,059,429

The amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $75.3 million and $76.9 million, respectively, at December 31, 2016 and $81.0 million and $83.2 million, respectively, at December 31, 2015.

The Bank received $43.9 million, $71.6 million and $69.6 million in gross proceeds from sales of available for sale securities during the years ended December 31, 2016, 2015 and 2014, respectively. As a result, the Bank recognized gross gains of $1.0 million, $2.0 million and $1.1 million, respectively, and gross losses of $300,000, $72,000 and $623,000, respectively, during the years ended December 31, 2016, 2015 and 2014.

The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$998,000	$1	$—	$—	$998,000	$1
SBA Bonds	28,490,243	228,432	8,212,824	55,791	36,703,067	284,223
Tax Exempt Municipal Bonds	47,405,066	1,899,519	—	—	47,405,066	1,899,519
Taxable Municipal Bonds	1,991,130	30,062	—		1,991,130	30,062
Mortgage-Backed Securities	62,738,366	916,699	5,600,262	55,523	68,338,628	972,222
	$141,622,805	$3,074,713	$13,813,086	$111,314	$155,435,891	$3,186,027

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$—	$—	$1,932,088	$67,912	$1,932,088	$67,912
FFCB Securities	1,987,936	12,064	—	—	1,987,936	12,064
SBA Bonds	25,090,453	119,533	7,982,777	74,262	33,073,230	193,795
Tax Exempt Municipal Bonds	13,668,473	175,020	709,800	29,112	14,378,273	204,132
Mortgage-Backed Securities	63,273,417	648,862	1,706,086	32,389	64,979,503	681,251
	$104,020,279	$955,479	$12,330,751	$203,675	$116,351,030	$1,159,154

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2016 and 2015, 3.5% and 17.6% of the unrealized losses, representing fifteen and nine individual securities, respectively, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”).

Factors considered in the Company's review of its investment securities portfolio include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value. If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or the Company may recognize a portion of the impairment in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.

There was no OTTI recognized during the years ended December 31, 2016, 2015 and 2014.